Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024
C000030518
Average Annual Return [Line Items]
Line Graph and Table Measure Name		North Country Large Cap Equity Fund
Without Sales Load [Member] | C000030518
Average Annual Return [Line Items]
Average Annual Return, Percent	36.44%		15.31%	13.03%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.77%	13.35%